Contingent Liabilities	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Contingent Liabilities	Note 22. Contingent Liabilities There are no contingent liabilities that the consolidated entity has become aware of at 30 June 2025 and 30 June 2024.